Property and equipment (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Property and equipment
Beginning balance	$ 2,218,982
Ending balance	2,313,926	$ 2,218,982
Cost
Property and equipment
Beginning balance	2,620,537	1,685,315
Additions	938,802	1,175,931
Disposals	(635,842)	(270,828)
Transferred from Right-of-use assets	44,807
Currency translation	(72,462)	30,119
Ending balance	2,895,842	2,620,537
Accumulated depreciation
Property and equipment
Beginning balance	(401,555)	(270,806)
Depreciation	241,046	157,947
Disposals	(60,685)	(27,198)
Ending balance	(581,916)	(401,555)
Machinery and equipment
Property and equipment
Beginning balance	135,280
Ending balance	166,194	135,280
Machinery and equipment | Cost
Property and equipment
Beginning balance	333,084	302,938
Additions	62,409	30,146
Ending balance	395,493	333,084
Machinery and equipment | Accumulated depreciation
Property and equipment
Beginning balance	(197,804)	(167,604)
Depreciation	31,495	30,200
Ending balance	(229,299)	(197,804)
Rolling stock
Property and equipment
Beginning balance	88,665
Ending balance	15,264	88,665
Rolling stock | Cost
Property and equipment
Beginning balance	118,664	32,175
Additions	69,029	197,739
Disposals	(136,072)	(111,215)
Currency translation	(2,347)	(35)
Ending balance	49,274	118,664
Rolling stock | Accumulated depreciation
Property and equipment
Beginning balance	(29,999)	(24,362)
Depreciation	25,875	23,938
Disposals	(21,864)	(18,301)
Ending balance	(34,010)	(29,999)
Computer equipment
Property and equipment
Beginning balance	8,229
Ending balance	7,955	8,229
Computer equipment | Cost
Property and equipment
Beginning balance	21,032	14,647
Additions	565	11,284
Disposals		(4,899)
Transferred from Right-of-use assets	3,646
Ending balance	25,243	21,032
Computer equipment | Accumulated depreciation
Property and equipment
Beginning balance	(12,803)	(8,398)
Depreciation	4,485	5,079
Disposals		(674)
Ending balance	(17,288)	(12,803)
Moulds
Property and equipment
Beginning balance	838,896
Ending balance	831,701	838,896
Moulds | Cost
Property and equipment
Beginning balance	911,924	691,005
Additions	30,501	220,919
Ending balance	942,425	911,924
Moulds | Accumulated depreciation
Property and equipment
Beginning balance	(73,028)	(50,420)
Depreciation	37,696	22,608
Ending balance	(110,724)	(73,028)
Leasehold improvements
Property and equipment
Beginning balance	219,851
Ending balance	248,218	219,851
Leasehold improvements | Cost
Property and equipment
Beginning balance	264,356	131,233
Additions	97,699	133,123
Ending balance	362,055	264,356
Leasehold improvements | Accumulated depreciation
Property and equipment
Beginning balance	(44,505)	(11,579)
Depreciation	69,332	32,926
Ending balance	(113,837)	(44,505)
Boat rental fleet
Property and equipment
Beginning balance	928,061
Ending balance	1,044,594	928,061
Boat rental fleet | Cost
Property and equipment
Beginning balance	971,477	513,317
Additions	678,599	582,720
Disposals	(499,770)	(154,714)
Transferred from Right-of-use assets	41,161
Currency translation	(70,115)	30,154
Ending balance	1,121,352	971,477
Boat rental fleet | Accumulated depreciation
Property and equipment
Beginning balance	(43,416)	(8,443)
Depreciation	72,163	43,196
Disposals	(38,821)	(8,223)
Ending balance	$ (76,758)	$ (43,416)